Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Interest received	$ 121,366,000	$ 105,318,000	$ 93,506,000
Fees and other income received	27,987,000	20,503,000	17,876,000
Proceeds from sales of loans	157,028,000	131,321,000	149,775,000
Origination of loans held for sale	(167,723,000)	(129,060,000)	(135,835,000)
Interest paid	(21,966,000)	(12,565,000)	(8,612,000)
Cash paid to suppliers and employees	(69,681,000)	(64,186,000)	(57,643,000)
Income taxes paid	(10,934,000)	(10,558,000)	(16,400,000)
Net cash provided by operating activities	36,077,000	40,773,000	42,667,000
Cash flows from investing activities:
Purchase of available-for-sale securities	(255,432,000)	(9,118,000)	(96,180,000)
Proceeds from calls, maturities and paydowns of available-for-sale securities	90,805,000	36,955,000	38,839,000
Proceeds from sale of available-for-sale securities	37,325,000	35,093,000	35,555,000
Purchase of restricted equity securities	(1,668,000)	0	0
Proceeds from maturities and paydowns of held-to-maturity securities	0	4,651,000	3,859,000
Proceeds from sale of held-to-maturity securities	0	4,764,000	0
Loans made to customers, net of repayments	(43,568,000)	(293,655,000)	(61,826,000)
Purchase of bank owned life insurance and annuity contracts	0	(4,301,000)	0
Purchase of premises and equipment	(6,044,000)	(7,752,000)	(12,660,000)
Proceeds from sale of other assets	14,000	4,000	43,000
Proceeds from sale of other real estate	952,000	796,000	2,876,000
Net cash used in investing activities	(177,616,000)	(232,563,000)	(89,494,000)
Cash flows from financing activities:
Net increase in non-interest bearing, savings, NOW and money market deposit accounts	163,720,000	101,248,000	87,116,000
Net increase in time deposits	18,230,000	96,662,000	8,494,000
Net increase (decrease) in securities sold under agreements to repurchase	0	(864,000)	128,000
Net increase in Federal Home Loan Bank advances	23,613,000	0	0
Dividends paid	(11,725,000)	(9,447,000)	(6,729,000)
Proceeds from sale of common stock pursuant to dividend reinvestment	9,134,000	7,470,000	5,266,000
Repurchase of common stock	(1,629,000)	0	0
Proceeds from sale of common stock pursuant to exercise of stock options	775,000	394,000	152,000
Net cash provided by financing activities	202,118,000	195,463,000	94,427,000
Net increase in cash and cash equivalents	60,579,000	3,673,000	47,600,000
Cash and cash equivalents at beginning of year	99,191,000	95,518,000	47,918,000
Cash and cash equivalents at end of year	159,770,000	99,191,000	95,518,000
Reconciliation of net earnings to net cash provided by operating activities:
Net earnings	36,044,000	32,594,000	23,526,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	6,494,000	5,853,000	5,507,000
Provision for loan losses	2,040,000	4,298,000	1,681,000
Share-based compensation expense	347,000	1,237,000	692,000
Provision for deferred tax benefit	(206,000)	(248,000)	(607,000)
Revaluation of deferred tax assets due to change in tax rates	0	0	3,603,000
Loss (gain) on sales of other real estate, net	48,000	80,000	(6,000)
Loss on sales of other assets	4,000	3,000	15,000
Loss on disposal of premises and equipment	128,000	2,000	0
Security loss (gain)	268,000	650,000	175,000
Decrease (increase) in loans held for sale	(10,695,000)	(2,378,000)	9,682,000
Increase (decrease) in taxes payable	339,000	(1,526,000)	(42,000)
Increase in other assets, bank owned life insurance and annuity contract earnings	(194,000)	(1,684,000)	(1,231,000)
Decrease (increase) in accrued interest receivable	779,000	(458,000)	(162,000)
Increase in interest payable	682,000	1,453,000	277,000
Increase (decrease) in other liabilities	(1,000)	897,000	(443,000)
Total adjustments	33,000	8,179,000	19,141,000
Net cash provided by operating activities	36,077,000	40,773,000	42,667,000
Supplemental Schedule of Non-Cash Activities:
Change in fair value of securities available-for-sale, net of taxes of $2,971 in 2019, $1,228 in 2018, and $338 in 2017	8,398,000	(3,470,000)	545,000
Non-cash transfers from held-to-maturity to available-for-sale securities	0	22,800,000	0
Non-cash transfers from loans to other real estate	884,000	693,000	173,000
Non-cash transfers from other real estate to loans	544,000	95,000	195,000
Non-cash transfers from loans to other assets	$ 18,000	$ 7,000	$ 2,000